S000093501 [Member] Investment Objectives and Goals - Northern Trust Short-Term Tax-Exempt Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE Short Term Focused Municipal Bond Index (the “Underlying Index”).